LAND USE RIGHTS, NET (Tables)	12 Months Ended
Sep. 30, 2024
LAND USE RIGHTS, NET
Schedule of land use rights, net

	September 30,
	2023	2024
	RMB	RMB
Land use rights	16,781	16,781
Accumulated amortization	(3,219)	(3,285)
Impairment provision	(10,304)	(10,304)
Land use rights, net	3,258	3,192